Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Accounts receivable related to derivative financial instruments	S/ 793,361	S/ 395,249
Other accounts receivable, net	455,060	357,783
Accounts receivable from sale of investments	12,366	111,237
Operations in process	86,193	93,933
Assets for technical reserves for claims and premiums by reinsurers	53,104	59,235
Others	22,749	35,952
Total	1,422,833	1,053,389
Non-financial instruments
Payments in advance of Income Tax	255,437	149,356
Investments in associates	99,767	70,344
Deferred charges	75,316	52,939
Realizable assets, received as payment and seized through legal actions	26,871	23,224
Prepaid rights to related entity, Note 27(f)	3,399	3,400
Others	3,831	2,377
Non Financial Assets	464,621	301,640
Total	1,887,454	1,355,029
Financial instruments
Contract liability with investment component	736,637	505,177
Other accounts payable	547,747	421,364
Accounts payable related to derivative financial instruments	413,797	271,326
Lease liabilities	234,946	269,755	S/ 341,836
Accounts payable for acquisitions of investments	17,817	185,432
Operations in process	169,515	175,194
Workers' profit sharing and salaries payable	113,874	110,640
Allowance for Indirect Loan Losses	40,329	57,723
Accounts payable to reinsurers and coinsurers	4,215	7,176
Total	2,278,877	2,003,787
Non-financial instruments
Taxes payable	76,823	38,853
Provision for other contingencies	64,935	48,711
Deferred income	46,145	46,976
Others	10,821	7,825
Non Financial Liabilities	198,724	142,365
Total	S/ 2,477,601	S/ 2,146,152